Issued share capital, share premium account and share options - Range of exercise price (Details) € / shares in Units, € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) Options € / shares	Mar. 31, 2024 EUR (€) Options € / shares	Mar. 31, 2023 EUR (€) Options € / shares	Mar. 31, 2022 Options € / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price | € / shares	€ 11.12	€ 11.18	€ 11.24	€ 10.57
Number of options outstanding | Options	16.2	16.6	18.7	22.8
Weighted average remaining contractual life	3 years 10 months 24 days
Share based payments | €	€ 12.8	€ (3.9)	€ 16.2
Share-based payment arrangements, service period for option plan	5 years
LTIP 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment arrangements, service period for share award plan	3 years
Exercise price of 11.12 | Unvested share options
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 11.12
Number of options outstanding | Options	16.0
Weighted average remaining contractual life	3 years 10 months 24 days
Exercise price of 11.12 | Vested share options
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 11.12
Number of options outstanding | Options	0.2
Weighted average remaining contractual life	10 months 24 days